Property and Equipment, Net (Details) - CNY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Depreciation expenses	¥ 39,125	¥ 24	¥ 76,353	¥ 108,303	¥ 79,162
Loss on disposal	¥ 21,313	¥ 72,025	¥ 138,827	¥ 30,604	¥ 7,069
Property and equipment, description	The building located in Kaifeng, Henan Province, with carrying amount of RMB 45,777 as of June 30, 2021, was pledged for a 2-year RMB9,800 bank loan which was borrowed in July, 2020.		The Building located in Kaifeng, Henan Province, was pledged for a 2-year RMB9,800 bank loan which was borrowed in July, 2020.